Summary of Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax liability:
Property, plant and equipment and intangibles	$ 467,109	$ 454,613
Debt issue costs	3,534	3,352
Partnership deferrals	1,730
Other	5,722	6,709
Deferred income tax liability	478,095	464,674
Offsetting of assets and liabilities	(405,316)	(345,763)
Deferred tax liabilities	72,779	118,911
Deferred income tax assets:
Losses (expire from time to time up to 2037)	423,595	368,133
Partnership deferrals		335
Long-term incentive plan	6,849	7,935
Other	11,752	11,182
Deferred income tax asset	442,196	387,585
Offsetting of assets and liabilities	(405,316)	(345,763)
Deferred tax assets	36,880	41,822
Net deferred income tax liability	$ 35,899	$ 77,089